Property and Equipment and Investment Properties_Property And Equipment(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		₩ 4,272,127	[1]	$ 3,838,906	₩ 4,201,697
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		4,201,697			3,627,268
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		461,910			299,047
Transfers	[2]	(123,072)			(119,114)
Disposal		(6,878)			(24,827)
Depreciation	[3]	(273,694)			(257,906)
Business combination		765			662,417
Others		11,399			14,812
Ending(PPE)		4,272,127	[1]	$ 3,838,906	4,201,697
Depreciation Recognised In Profit Or Loss		128			157
Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		7,216,866			7,069,695
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		7,069,695
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		7,216,866			7,069,695
Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(2,937,862)			(2,861,121)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(2,861,121)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(2,937,862)			(2,861,121)
Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(6,877)			(6,877)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(6,877)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(6,877)			(6,877)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877)			(13,815)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		0			0
Reversal		0			0
Business combination		0			0
Disposal and Others		0			6,938
Ending(Accumaulated impairment losses of PPE)		(6,877)			(6,877)
Land
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,432,041			2,474,354
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,474,354			2,324,550
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		247			35,242
Transfers	[2]	(41,888)			(89,338)
Disposal		(691)			(11,203)
Depreciation	[3]	0			0
Business combination		0			215,274
Others		19			(171)
Ending(PPE)		2,432,041			2,474,354
Land | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,433,059			2,475,372
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,475,372
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,433,059			2,475,372
Land | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0			0
Land | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,018)			(1,018)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,018)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,018)			(1,018)
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,330,211			1,371,153
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,371,153			981,716
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		3,738			14,611
Transfers	[2]	9,683			31,608
Disposal		(4,528)			(12,314)
Depreciation	[3]	(51,881)			(48,280)
Business combination		0			403,816
Others		2,046			(4)
Ending(PPE)		1,330,211			1,371,153
Buildings | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,043,459			2,061,717
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,061,717
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,043,459			2,061,717
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(707,389)			(684,705)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(684,705)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(707,389)			(684,705)
Buildings | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(5,859)			(5,859)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(5,859)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(5,859)			(5,859)
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		127,636			89,729
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		89,729			73,728
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		28,922			10,973
Transfers	[2]	70,221			57,663
Disposal		(633)			(858)
Depreciation	[3]	(71,931)			(66,279)
Business combination		0			497
Others		11,328			14,005
Ending(PPE)		127,636			89,729
Leasehold improvements | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		878,078			783,446
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		783,446
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		878,078			783,446
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(750,442)			(693,717)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(693,717)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(750,442)			(693,717)
Leasehold improvements | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0			0
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		280,624			243,205
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		243,205			230,270
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		182,868			124,702
Transfers	[2]	242			(16,695)
Disposal		(1,026)			(452)
Depreciation	[3]	(144,791)			(138,317)
Business combination		121			42,703
Others		5			994
Ending(PPE)		280,624			243,205
Equipment and vehicles | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,729,223			1,699,563
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,699,563
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		1,729,223			1,699,563
Equipment and vehicles | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,448,599)			(1,456,358)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,456,358)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,448,599)			(1,456,358)
Equipment and vehicles | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0			0
Construction in progress
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		88,618			14,808
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		14,808			4,205
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		236,495			112,840
Transfers	[2]	(161,330)			(102,352)
Disposal		0			0
Depreciation	[3]	0			0
Business combination		644			127
Others		(1,999)			(12)
Ending(PPE)		88,618			14,808
Construction in progress | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		88,618			14,808
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		14,808
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		88,618			14,808
Construction in progress | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0			0
Construction in progress | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0			0
Assets Held Under Capital Leases Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		12,997			8,448
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		8,448			12,799
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		9,640			679
Transfers	[2]	0			0
Disposal		0			0
Depreciation	[3]	(5,091)			(5,030)
Business combination		0			0
Others		0			0
Ending(PPE)		12,997			8,448
Assets Held Under Capital Leases Member [Member] | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		44,429			34,789
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		34,789
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		44,429			34,789
Assets Held Under Capital Leases Member [Member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(31,432)			(26,341)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(26,341)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(31,432)			(26,341)
Assets Held Under Capital Leases Member [Member] | Accumulated Impairment [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0			0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		₩ 0			₩ 0

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Including transfers with investment property and assets held for sale.
[3]	Including depreciation cost and others amounting to KRW 157 million and KRW 128 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2017 and 2018, respectively.